Accounts Receivable, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Net [Line Items]
Recorded credit loss allowance	$ 27	$ 36
Reversed credit loss allowance	(13)	(417)	$ 605
Accounts receivable	$ 473	$ 480	$ 391
Net accounts receivable	81.30%
Doubtful accounts credit period	180 days
Accounts Receivable [Member]
Accounts Receivable, Net [Line Items]
Reversed credit loss allowance	$ 14
Minimum [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable of offline sales	80.00%
Maximum [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable of offline sales	90.00%